Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total equity shareholders’ funds	Called-up share capital	Share premium account	Other reserves	Own shares	Retained earnings [1]	Non- controlling interests
Beginning balance at Dec. 31, 2022		£ 4,160	£ 3,681	£ 114	£ 576	£ 285	£ (1,054)	£ 3,760	£ 479
Profit for the year		197	110					110	87
Other comprehensive loss		(329)	(306)			(296)		(10)	(23)
Total comprehensive (loss)/income for the year		(132)	(196)			(296)		100	64
Dividends paid		(524)	(423)					(423)	(101)
Ordinary shares issued		1	1		1
Treasury shares used for share option schemes		0					55	(55)
Non-cash share-based incentive plans (including share options)		140	140					140
Tax on share-based payments		2	2					2
Net movement in own shares held by ESOP Trusts		(54)	(54)				9	(63)
Net movement in non-controlling interests	[2]	12	(3)			0		(3)	15
Net movement of liabilities in respect of put options	[3]	228	228			198		30
Total transactions with owners		(195)	(109)		1	198	64	(372)	(86)
Ending balance at Dec. 31, 2023		3,833	3,376	114	577	187	(990)	3,488	457
Profit for the year		629	542					542	87
Other comprehensive loss		(62)	(60)			(58)		(2)	(2)
Total comprehensive (loss)/income for the year		567	482			(58)		540	85
Dividends paid		(492)	(425)					(425)	(67)
Ordinary shares issued		2	2		2
Share cancellations	[4]	0		(5)		5	743	(743)
Treasury shares used for share option schemes		0					57	(57)
Non-cash share-based incentive plans (including share options)		81	81					81
Tax on share-based payments		1	1					1
Net movement in own shares held by ESOP Trusts		(82)	(82)			(8)	(1)	(73)
Net movement in non-controlling interests	[2]	(218)	(2)					(2)	(216)
Net movement of liabilities in respect of put options		42	42			25		17
Total transactions with owners		(666)	(383)	(5)	2	22	799	(1,201)	(283)
Ending balance at Dec. 31, 2024		3,734	3,475	109	579	151	(191)	2,827	259
Profit for the year		(172)	(215)					(215)	43
Other comprehensive loss		(220)	(216)			(161)		(55)	(4)
Total comprehensive (loss)/income for the year		(392)	(431)			(161)		(270)	39
Dividends paid		(393)	(343)					(343)	(50)
Non-cash share-based incentive plans (including share options)		73	73					73
Tax on share-based payments		(2)	(2)					(2)
Net movement in own shares held by ESOP Trusts		(99)	(99)				3	(102)
Net movement in non-controlling interests	[2]	(141)	(125)					(125)	(16)
Net movement of liabilities in respect of put options		(8)	(8)			(2)		(6)
Total transactions with owners		(570)	(504)			(2)	3	(505)	(66)
Ending balance at Dec. 31, 2025		£ 2,772	£ 2,540	£ 109	£ 579	£ (12)	£ (188)	£ 2,052	£ 232

[1]	Accumulated losses on existing equity investments held at fair value through other comprehensive income are £408 million at 31 December 2025 (2024: £354 million, 2023: £347 million)
[2]	Net movement in non-controlling interests represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries, including MAP and Resolve in 2025 (see note 27), recognition of non-controlling interests on new acquisitions and derecognition of non-controlling interests on disposals of subsidiaries, including FGS Global in 2024
[3]	During 2023, WPP sold a portion of its ownership of FGS Global to KKR. As part of this transaction, the previous put option granted to management shareholders was derecognised
[4]	4In December 2024, WPP cancelled 50,367,570 treasury shares